Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Adjustments to reconcile net loss to net cash used in operating activities
Stock-based compensation expense	$ 7,906,000	$ 5,222,000
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(4,244,000)	6,413,000
Inventory, net	22,049,000	(31,285,000)
Net cash used in operating activities	(39,286,000)	(127,960,000)
Investing Activities:
Expenditures on plant and equipment	(1,385,000)	(14,113,000)
Net cash provided by investing activities	50,630,000	82,710,000
Financing Activities:
Proceeds from stock option exercises	8,000	6,000
Net cash (used in) provided by financing activities	(38,379,000)	64,749,000
Decrease in cash and cash equivalents and restricted cash	(27,035,000)	19,499,000
Cash, cash equivalents and restricted cash, beginning of year	38,675,000	19,176,000
Cash, cash equivalents and restricted cash, end of year	11,640,000	38,675,000
ElectraMeccanica Vehicles Corp
Operating Activities:
Net loss	(57,582,200)	(123,698,513)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	3,447,008	5,822,999
Stock-based compensation expense	3,570,269	4,985,953
Inventory provision	1,795,420	13,829,497
Loss on disposal of long-lived asset	2,246,046
Impairment	1,929,410	7,592,641
(Gain) / loss on settlement of legal liabilities	(1,092,715)	15,700,000
Change in estimate for recall provision	(440,000)	8,915,044
Change in fair value of derivative liabilities		(191,202)
Impairment of loan receivable	6,000,000
Unrealized currency translation (gain) / loss	(55,591)	16,498
Changes in operating assets and liabilities:
Receivables, net	131,849	79,361
Prepaid expenses and other assets	1,414,503	(5,594,460)
Inventory, net	(36,017)	(14,664,270)
Trade payables and accrued liabilities	(14,713,085)	1,873,380
Operating lease liabilities	21,476	1,233,699
Customer deposits	(306,167)	(310,955)
Contract termination liability	(8,000,000)
Net cash used in operating activities	(61,669,794)	(84,410,328)
Investing Activities:
Expenditures on plant and equipment	(745,416)	(3,398,974)
Proceeds from disposal of plant and equipment	297,543
Loan receivable to Tevva	(6,000,000)
Net cash provided by investing activities	(6,447,873)	(3,398,974)
Financing Activities:
Payment for issuance of common shares for RSU settlement		(106,187)
Payment for DSU settlement	(91,911)
Proceeds from stock option exercises		487,054
Net cash (used in) provided by financing activities	(91,911)	380,867
Decrease in cash and cash equivalents and restricted cash	(68,209,578)	(87,428,435)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	9,857	(20,262)
Cash, cash equivalents and restricted cash, beginning of year	134,770,987	222,219,684
Cash, cash equivalents and restricted cash, end of year	$ 66,571,266	$ 134,770,987